                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bedford Oak Advisors, LLC
Address:   100 South Bedford Road
           Mt. Kisco, New York 10549

Form 13F File Number: 28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harvey P. Eisen
Title:   Managing Member
Phone:   (914) 242-5730

Signature, Place, and Date of Signing:


  /s/ Harvey P. Eisen                    Mt. Kisco, New York     August 14, 2007
------------------------------------   -----------------------   ---------------
             [Signature]                    [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

     None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1*

Form 13F Information Table Entry Total:           17

Form 13F Information Table Value Total:      $73,211
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-05211               Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                                                                                         TO BE COMPLETED BY INVESTMENT MANAGER
                                                                                     ---------------------------------------------
                                                                                                                VOTING AUTHORITY
                             TITLE OF           MARKET VALUE SHARE / PRN SHARE PUT /   INVESTMENT     OTHER  ---------------------
       NAME OF ISSUER          CLASS    CUSIP       (USD)       AMOUNT   / PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
---------------------------- -------- --------- ------------ ----------- ----- ----- -------------- -------- --------- ------ ----
AMERICAN TOWER CORPORATION
   CMN CLASS A               COM      029912201      420,000      10,000 SH          Shared-Defined     1       10,000
ATMEL CORP. CMN              COM      049513104    1,112,000     200,000 SH          Shared-Defined     1      200,000
CADIZ INC CMN                COM      127537207   18,066,000     804,000 SH          Shared-Defined     1      804,000
CONVERA CORPORATION CMN
   CLASS A                   COM      211919105      828,000     190,000 SH          Shared-Defined     1      190,000
CONTINUCARE CORPORATION CMN  COM      212172100    2,379,000     770,000 SH          Shared-Defined     1      770,000
CROWN CASTLE INTL CORP
   COMMON STOCK              COM      228227104      363,000      10,000 SH          Shared-Defined     1       10,000
DREAMS, INC. CMN             COM      261983209       68,000      25,001 SH          Shared-Defined     1       25,001
EPOCH HOLDING CORP CMN       COM      29428R103   20,768,000   1,551,000 SH          Shared-Defined     1    1,551,000
1ST CENTY BK NATL ASSN CA
   CMN                       COM      319425104      368,000      52,500 SH          Shared-Defined     1       52,500
GLACIER WTR SVCS INC CMN     COM      376395109   10,441,000     282,176 SH          Shared-Defined     1      282,176
GP STRATEGIES CORP CMN       COM      36225V104    3,861,000     354,837 SH          Shared-Defined     1      354,837
GSE SYSTEMS INC CMN          COM      36227K106        4,000         666 SH          Shared-Defined     1          666
JPMORGAN CHASE & CO CMN      COM      46625H100    2,810,000      58,000 SH          Shared-Defined     1       58,000
NATIONAL HOLDINGS CORP CMN   COM      636375107    2,536,000     845,202 SH          Shared-Defined     1      845,202
NATIONAL PATENT DEV CORP NEW
   CMN                       COM      637132101    6,827,000   2,438,366 SH          Shared-Defined     1    2,438,366
REWARDS NETWORK INC CMN      COM      761557107    2,278,000     559,700 SH          Shared-Defined     1      559,700
SONY CORPORATION ADR CMN     COM      835699307       82,000       1,600 SH          Shared-Defined     1        1,600